Reinsurance and Retrocessional Reinsurance - Premiums Receivable on Paid Claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Premium Receivable, Allowance for Credit Loss [Roll Forward]
Balance at the beginning of the year	$ 17.3	$ 8.8
Change for provision of expected credit losses	(5.5)	8.5
Balance at the end of the year	$ 11.8	$ 17.3